Shareholders' Equity and Redeemable Non-controlling Interests, Dividends on redeemable non-controlling interests (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Abstract]
Cumulative perpetual redeemable non-controlling interests, shares outstanding					113,471	115,374
Cumulative redeemable non-controlling interest stock redeemed during the period, in shares					1,903	0	0
Cumulative redeemable non-controlling interest stock redeemed during the period, in value					$ 2
Redeemable non-controlling interests, dividends per share (in dollars per share)	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 60.00	$ 60.00	$ 60.00
Date of record redeemable non-controlling interest shareholders	Oct. 15, 2022	Jul. 15, 2022	Apr. 15, 2022	Jan. 15, 2022
Dividends on redeemable non-controlling interests					$ 7	$ 7	$ 7